Derivative Liabilities (Details) - USD ($)	Jul. 03, 2015	Dec. 31, 2014	Dec. 31, 2013
Total short-term	$ 10,401,000	$ 53,834,000
Total long-term	16,056,000	390,184,000
Total derivative liability	26,457,000	444,018,000
Related to senior secured convertible notes [Member]
Total short-term	$ 10,401,000	53,834,000
Total long-term		$ 135,872,000
Related to warrants [Member]
Total short-term
Total long-term	$ 1,047,000	$ 15,633,000
Related to put option [Member]
Total long-term	$ 15,009,000	$ 238,679,000